6. Accrued Expenses: Schedule of accrued expenses (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013
Details
Accrued compensation	$ 24,110	$ 19,207
Accrued payroll liabilities	3,363	1,833
Accrued expense	6,084	3,769
Accrued interest	4,550	9,370
Total Accrued Expenses	$ 38,107	$ 34,179